Other Real Estate - Summary of Other Real Estate Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Real Estate [Roll Forward]
Balance at beginning of year, net of valuation allowance	$ 569	$ 443	$ 235
Loans transferred to other real estate	1,091	783	719
Sales of other real estate	(753)	(603)	(511)
Additions to valuation allowance charged to expense	(16)	(54)	0
Balance at end of year, net of valuation allowance	891	569	$ 443
Other repossessed assets	$ 50	$ 0